Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Financing Receivables, Minimum Payments
As of December 31, 2012, our future minimum lease payments for (i) operating leases having initial or remaining noncancelable lease terms in excess of one year and (ii) capital leases were as follows (in millions):

	Operating Leases	Capital Leases
2013	$23	$2
2014	18	1
2015	15	1
2016	12	1
2017	9	—
Thereafter	26	3
Total minimum rental payments	$103	8
Less amount representing interest		(3)
Net minimum rental payments		$5

Schedule of Rent Expense	Rental expense was as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Minimum rental expense	$25	$25	$25
Contingent rental expense	23	23	23
Total rental expense	$48	$48	$48